RESEARCH AND DEVELOPMENT TAX CREDITS (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Payroll tax credits	$ 206,174
Maximum [Member]
Payroll tax credits		$ 250,000